LOANS, 2018 Notes (Details) $ in Thousands		12 Months Ended
	Oct. 11, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2018 USD ($)
Issuance of notes [Abstract]
Cancellation and redemption of note		$ 0		$ 7,637,322		$ 5,820,906
Acquisition of notes result		$ 0		(3,208,025)		$ (2,512,565)
2014 Note [Member]
Issuance of notes [Abstract]
Maximum principal amount			$ 400,000,000
Repurchase of note			86,511,165
Cancellation and redemption of note			120,786,581
2018 Note [Member]
Issuance of notes [Abstract]
Maximum principal amount	$ 2,000,000,000		1,200,000,000				$ 700,000,000
Additional expiration period	5 years
Principal amount			$ 500,000,000
Interest rate			6.75%
Issuance price			99.725%
Frequency of interest payment		Semiannual, payable on May 2 and November 2 of each year	Semiannual, payable on May 2 and November 2 of each year
Guarantor		None	None
Percentage of cash flows discounted at an effective rate			7.088%
2018 Note [Member] | May 2, 2025 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			100.00%
Marketable Debt [Member]
Issuance of notes [Abstract]
Repurchase of note		$ 7,637,322	$ 29,700,000	5,820,906	$ 4,800,000
Acquisition of notes result		$ (3,208,025)		$ (2,512,565)